CONDENSED CONSOLIDATED INTERIM STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Warrants	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2016	$ 441	$ 150,838	$ 1,057	$ (89,635)	$ 62,701
Share-based compensation to employees and service providers				1,012	1,012
Issuance of ordinary shares, net of expenses	3	1,279			1,282
Exercise of warrants and options into ordinary shares	14	3,413			3,427
Warrants expiration		1,057	$ (1,057)
Comprehensive loss				(19,619)	(19,619)
Balance at end of period at Jun. 30, 2017	458	156,587		(108,242)	48,803
Balance at beginning of period at Mar. 31, 2017	455	156,415		(97,924)	58,946
Share-based compensation to employees and service providers				705	705
Issuance of ordinary shares, net of expenses	3	172			175
Comprehensive loss				(11,023)	(11,023)
Balance at end of period at Jun. 30, 2017	458	156,587		(108,242)	48,803
Balance at beginning of period at Dec. 31, 2017	575	177,434		(132,944)	45,065
Share-based compensation to employees and service providers				1,539	1,539
Exercise of warrants and options into ordinary shares	2	353			355
Comprehensive loss				(21,053)	(21,053)
Balance at end of period at Jun. 30, 2018	577	177,787		(152,458)	25,906
Balance at beginning of period at Mar. 31, 2018	577	177,787		(142,073)	36,291
Share-based compensation to employees and service providers				733	733
Comprehensive loss				(11,118)	(11,118)
Balance at end of period at Jun. 30, 2018	$ 577	$ 177,787		$ (152,458)	$ 25,906